Note 1 - General Information (Details Textual)	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2017	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 25, 2019 USD ($) $ / shares
Statement Line Items [Line Items]
Stock split, conversion ratio			11.99
Issuance of common stock | shares	6,095,000	9,191,000
Shares issued, price per share | $ / shares	$ 13.25	$ 15
Proceeds from initial public offering	$ 80,758,750	$ 137,865,000			$ 80,758,750	$ 137,865,000
Issue of equity					80,758,750	137,865,000
Total comprehensive income					(58,126,332)	(115,455,193)	$ (57,511,979)
Retained earnings					(149,738,640)	(91,612,308)
Convertible instrument, conversion ratio		1
Reduction of Deficit
Increase (decrease) through excess of carrying value of preferred shares and embedded derivatives liabilities over the stated capital of the preferred shares				$ 173,285,855		173,285,855
Net cash flows from (used in) operating activities					(49,144,712)	(35,566,460)	(18,828,083)
Share premium [member]
Statement Line Items [Line Items]
Issue of equity
Total comprehensive income
Reduction of Deficit		$ (173,285,855)				(173,285,855)
Increase (decrease) through excess of carrying value of preferred shares and embedded derivatives liabilities over the stated capital of the preferred shares						$ 173,285,855
Agreement with Ipsen [member]
Statement Line Items [Line Items]
Plan of arrangement, purchase price | $ / shares								$ 25
Plan of arrangement, contingent value right | $ / shares								$ 6
Plan of arrangement, maximum transaction value								$ 1,310,000,000
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares	$ 13.25
Major ordinary share transactions [member] | At the market equity offering [member]
Statement Line Items [Line Items]
Sale of stock maximum offering value	$ 40,000,000
Equity issuance commission percentage	3.00%
Issue of equity	$ 0